Note 12 - Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2018
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2018	2017	2016
Net income (loss) attributable to common shareholders	$(7,319,856)	$(98,116)	$294,163
Basic weighted average shares	10,272,749	10,201,825	10,141,234
Effect of dilutive securities:
Stock options	–	–	4,062
Diluted weighted average shares	10,272,749	10,201,825	10,145,296

Earnings (loss) per common share:
Basic	$(0.71)	$(0.01)	$0.03
Diluted	$(0.71)	$(0.01)	$0.03

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	2018	2017	2016
Stock options excluded	290,000	700,000	520,000
Weighted average exercise price of stock options	$2.40	$2.54	$2.83
Average market price of common stock	$1.39	$1.70	$1.90